OPERATING EXPENSES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating expenses [Abstract]
Impairment of the other assets	$ 27,746	$ 46,078	$ 38,775
Depreciation of premises and equipment	342,605	316,281	329,258
Amortization of intangible assets	123,551	116,752	149,776
Total impairment, depreciation and amortization	$ 493,902	$ 479,111	$ 517,809